Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [line items]
Deferred Income Taxes	$ 1,064	$ 696
Deferred tax liability	0	0
Amounts of tax pools available, including tax losses	20,342	16,952
Canadian Federal Non Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	197	126
US Federal Net Operating Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	3,000	3,700
Canadian Net Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	85	59
Net capital losses associated with unrealized foreign exchange losses	$ 362	$ 141